                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859
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                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

Massachusetts Investors Growth Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
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
COMMON STOCKS - 99.5%
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AEROSPACE - 2.6%
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Precision Castparts Corp.                                                                           310,020        $   40,398,706
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United Technologies Corp.                                                                         1,420,500           106,011,915
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                                                                                                                   $  146,410,621
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ALCOHOLIC BEVERAGES - 0.8%
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Diageo PLC                                                                                        2,202,330        $   47,030,174
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APPAREL MANUFACTURERS - 2.5%
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LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                           720,960        $   80,539,433
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NIKE, Inc., "B"                                                                                   1,065,110            60,008,297
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                                                                                                                   $  140,547,730
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AUTOMOTIVE - 0.6%
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Bayerische Motoren Werke AG (l)                                                                     525,990        $   31,984,597
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BIOTECHNOLOGY - 5.2%
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Amgen, Inc. (a)                                                                                   1,458,180        $   73,069,400
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Celgene Corp. (a)                                                                                   698,290            44,837,201
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Genentech, Inc. (a)                                                                                 399,030            29,851,434
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Genzyme Corp. (a)                                                                                 1,729,940           107,965,555
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Millipore Corp. (a)                                                                                 575,340            40,089,691
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                                                                                                                   $  295,813,281
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BROADCASTING - 1.0%
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News Corp., "A"                                                                                   2,721,600        $   55,057,968
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BROKERAGE & ASSET MANAGERS - 3.4%
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Charles Schwab Corp.                                                                              2,670,430        $   52,874,514
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Deutsche Boerse AG (l)                                                                              373,600            41,231,430
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Franklin Resources, Inc.                                                                            125,850            16,583,255
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Goldman Sachs Group, Inc.                                                                           258,220            45,449,302
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Morgan Stanley                                                                                      561,730            35,035,100
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                                                                                                                   $  191,173,601
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BUSINESS SERVICES - 3.8%
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Amdocs Ltd. (a)                                                                                   3,238,390        $  114,315,167
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Automatic Data Processing, Inc.                                                                     487,700            22,307,398
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Fidelity National Information Services, Inc.                                                        714,350            33,860,190
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Western Union Co.                                                                                 2,258,010            42,518,328
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                                                                                                                   $  213,001,083
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CABLE TV - 1.0%
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Comcast Corp., "A" (a)                                                                            2,197,740        $   57,339,037
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COMPUTER SOFTWARE - 7.3%
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Adobe Systems, Inc. (a)                                                                           1,771,862        $   75,747,101
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Citrix Systems, Inc.                                                                                883,260            32,106,501
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Microsoft Corp.                                                                                   4,149,350           119,210,826
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Oracle Corp. (a)                                                                                  9,196,140           186,497,719
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                                                                                                                   $  413,562,147
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COMPUTER SOFTWARE - SYSTEMS - 3.5%
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Apple Computer, Inc. (a)                                                                            397,110        $   54,991,793
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Dell, Inc. (a)                                                                                    1,656,680            46,801,210
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EMC Corp. (a)                                                                                     2,504,560            49,239,650
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Network Appliance, Inc. (a)                                                                       1,585,540            44,173,144
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                                                                                                                   $  195,205,797
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CONSUMER GOODS & SERVICES - 4.9%
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Apollo Group, Inc., "A" (a)                                                                         494,110        $   28,989,434
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Colgate-Palmolive Co.                                                                               597,970            39,657,370
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eBay, Inc. (a)                                                                                    1,596,530            54,441,673
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Procter & Gamble Co.                                                                              2,403,516           156,973,630
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                                                                                                                   $  280,062,107
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ELECTRICAL EQUIPMENT - 6.0%
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Danaher Corp. (l)                                                                                 1,097,380        $   85,222,531
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General Electric Co.                                                                              4,051,140           157,467,812
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Rockwell Automation, Inc.                                                                           698,050            49,184,603
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W.W. Grainger, Inc.                                                                                 526,310            48,215,259
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                                                                                                                   $  340,090,205
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ELECTRONICS - 6.2%
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Intel Corp.                                                                                       7,081,140        $  182,339,355
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KLA-Tencor Corp.                                                                                  1,046,250            60,127,988
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Samsung Electronics Co. Ltd., GDR                                                                   178,463            56,662,003
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Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                  5,441,910            53,983,753
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                                                                                                                   $  353,113,099
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ENERGY - INTEGRATED - 1.9%
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Exxon Mobil Corp.                                                                                   879,280        $   75,380,674
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Hess Corp.                                                                                          518,490            31,819,731
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                                                                                                                   $  107,200,405
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FOOD & BEVERAGES - 3.3%
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Nestle S.A                                                                                          205,490        $   89,384,153
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PepsiCo, Inc.                                                                                     1,443,770            98,219,673
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                                                                                                                   $  187,603,826
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FOOD & DRUG STORES - 1.8%
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CVS Caremark Corp.                                                                                2,693,416        $  101,864,993
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GAMING & LODGING - 1.4%
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International Game Technology                                                                       788,000        $   30,077,960
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Royal Caribbean Cruises Ltd.                                                                      1,306,740            49,695,322
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                                                                                                                   $   79,773,282
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GENERAL MERCHANDISE - 2.6%
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Family Dollar Stores, Inc.                                                                        1,842,160        $   53,938,445
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Target Corp.                                                                                      1,371,410            90,417,061
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                                                                                                                   $  144,355,506
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HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
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UnitedHealth Group, Inc.                                                                            728,500        $   36,432,285
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INSURANCE - 0.9%
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Aflac, Inc.                                                                                         934,620        $   49,824,592
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INTERNET - 1.9%
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Google, Inc., "A" (a)                                                                               212,070        $  109,269,068
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LEISURE & TOYS - 0.4%
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Electronic Arts, Inc. (a)                                                                           479,370        $   25,377,848
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MAJOR BANKS - 2.4%
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Bank of New York Mellon Corp.                                                                     1,124,752        $   45,473,762
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State Street Corp.                                                                                1,465,610            89,929,830
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                                                                                                                   $  135,403,592
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
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Cardinal Health, Inc.                                                                               468,530        $   32,038,081
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MEDICAL EQUIPMENT - 4.6%
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Advanced Medical Optics, Inc. (a)                                                                 1,765,120        $   50,729,549
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C.R. Bard, Inc.                                                                                     232,700            19,404,853
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DENTSPLY International, Inc.                                                                        747,700            29,444,426
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Medtronic, Inc.                                                                                   2,519,150           133,111,886
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ResMed, Inc. (a)                                                                                    676,900            27,522,754
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                                                                                                                   $  260,213,468
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NETWORK & TELECOM - 4.4%
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Cisco Systems, Inc. (a)                                                                           5,664,370        $  180,806,690
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Juniper Networks, Inc. (a)                                                                        1,249,970            41,149,012
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QUALCOMM, Inc.                                                                                      743,520            29,659,013
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                                                                                                                   $  251,614,715
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OIL SERVICES - 4.0%
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GlobalSantaFe Corp.                                                                                 576,570        $   40,700,076
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Halliburton Co.                                                                                   1,158,940            40,087,735
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Noble Corp.                                                                                       1,840,420            90,291,005
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Schlumberger Ltd.                                                                                   443,150            42,763,975
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Weatherford International Ltd. (a)                                                                  224,540            13,108,645
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                                                                                                                   $  226,951,436
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OTHER BANKS & DIVERSIFIED FINANCIALS - 3.9%
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American Express Co.                                                                              1,414,440        $   82,914,473
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Commerce Bancorp, Inc.                                                                              742,080            27,256,598
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Moody's Corp.                                                                                       586,290            26,881,397
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UBS AG                                                                                            1,613,927            84,163,067
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                                                                                                                   $  221,215,535
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PHARMACEUTICALS - 7.4%
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Allergan, Inc.                                                                                      860,950        $   51,665,609
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Bayer AG (l)                                                                                        404,760            31,942,040
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Johnson & Johnson                                                                                 1,595,360            98,577,294
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Novartis AG, ADR                                                                                    776,700            40,893,255
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Roche Holding AG                                                                                    646,490           112,377,204
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Wyeth                                                                                             1,807,050            83,666,415
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                                                                                                                   $  419,121,817
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SPECIALTY CHEMICALS - 0.9%
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Praxair, Inc.                                                                                       655,360        $   49,584,538
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SPECIALTY STORES - 4.0%
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CarMax, Inc. (a)                                                                                  1,759,780        $   39,876,615
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Lowe's Cos., Inc.                                                                                 1,983,880            61,619,313
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Nordstrom, Inc.                                                                                     942,310            45,325,111
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Staples, Inc.                                                                                     3,421,065            81,250,294
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                                                                                                                   $  228,071,333
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TELECOMMUNICATIONS - WIRELESS - 1.6%
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America Movil S.A.B. de C.V., "L", ADR                                                            1,455,800        $   88,017,668
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TOBACCO - 0.8%
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Altria Group, Inc.                                                                                  651,080        $   45,191,463
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TRUCKING - 1.3%
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FedEx Corp.                                                                                         310,040        $   34,005,187
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United Parcel Service, Inc., "B"                                                                    546,520            41,459,007
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                                                                                                                   $   75,464,194
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  TOTAL COMMON STOCKS                                                                                              $5,634,981,092
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COLLATERAL FOR SECURITIES LOANED - 0.8%
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Citigroup Global Markets, Inc. Repurchase Agreement, 5.3%, dated 8/31/07, due
9/04/07, total to be received $46,209,999 (secured by U.S. Treasury and Federal
Agency obligations and Mortgage Backed securities in an individually traded account)          $  46,182,802        $   46,182,802
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MONEY MARKET FUNDS (v) - 0.5%
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MFS Institutional Money Market Portfolio, 5.3%, at Net Asset Value                               26,243,448        $   26,243,448
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  TOTAL INVESTMENTS                                                                                                $5,707,407,342
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OTHER ASSETS, LESS LIABILITIES - (0.8)%                                                                               (47,590,618)
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  NET ASSETS - 100.0%                                                                                              $5,659,816,724
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(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


MASSACHUSETTS INVESTORS GROWTH STOCK FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $5,377,932,779
                                                                           ==============
Gross unrealized appreciation                                              $  500,771,440
Gross unrealized depreciation                                                (171,296,877)
                                                                           --------------
      Net unrealized appreciation (depreciation)                           $  329,474,563
                                                                           ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS


Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2007, is set forth below:


                                             BEGINNING         ACQUISITIONS              DISPOSITIONS              ENDING
AFFILIATE                                      SHARES             SHARES                    SHARES                 SHARES
---------------------------------------------------------------------------------------------------------------------------

MFS Institutional Money Market                   -              492,556,685               (466,313,237)          26,243,448
Portfolio

                                                              CAPITAL GAIN
                                             REALIZED        DISTRIBUTIONS
                                               GAIN         FROM UNDERLYING                  DIVIDEND               ENDING
AFFILIATE                                     (LOSS)             FUNDS                        INCOME                 VALUE
---------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio      $      -            $       -                  $974,137           $26,243,448

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.